PRINCIPAL OPERATING SUBSIDIARIES AND JOINT OPERATIONS - Non-Controlling Interest and condensed financials (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of subsidiaries [line items]
Profit (loss) allocated to material non-controlling interests	$ 538	$ 45		$ 13
Accumulated balances of material non-controlling interests	1,825	1,884	[1],[2]	29	[1],[2]
Statement of profit or loss
Revenue	9,893	5,793		4,582
Profit (loss) for the year	3,174	1,049		(222)
Total comprehensive income for the year, net of tax	3,245	1,029		(219)
Attributable to non-controlling interests	538	45		13
Statement of financial position
Non-current assets	10,431	10,096	[1],[2]	6,083	[1],[2]
Current assets	4,647	3,134	[1],[2]	2,174	[1],[2]
Non-current liabilities	(3,542)	(3,187)	[1],[2]	(3,230)	[1],[2]
Current liabilities	(1,620)	(1,530)	[1],[2]	(1,287)	[1],[2]
Total equity	9,916	8,513	[1],[2]	3,740	[1],[2]	$ 4,075
Statement of cash flows [abstract]
Cash inflow from operating activities	4,784	1,968		971
Cash outflow from investing activities	(1,180)	(762)		(897)
Cash outflow from financing activities	(2,104)	(727)		(87)
Net decrease in cash and cash equivalents	1,500	479		$ (13)
Sukari Gold Mines Company
Statement of profit or loss
Revenue	1,752	119
Profit (loss) for the year	964	33
Total comprehensive income for the year, net of tax	963	33
Attributable to non-controlling interests	482	14
Dividends paid to non-controlling interests	(547)	(62)
Statement of financial position
Non-current assets	3,319	3,558
Current assets	355	319
Non-current liabilities	(47)	(54)
Current liabilities	(233)	(245)
Total equity	3,394	3,578
Statement of cash flows [abstract]
Cash inflow from operating activities	1,318	82
Cash outflow from investing activities	(254)	(19)
Cash outflow from financing activities	(1,120)	(74)
Net decrease in cash and cash equivalents	(56)	(11)
Sukari Gold Mines Company
Disclosure of subsidiaries [line items]
Profit (loss) allocated to material non-controlling interests	482	14
Accumulated balances of material non-controlling interests	$ 1,758	$ 1,836
Sukari Gold Mines Company
Disclosure of subsidiaries [line items]
Proportion of ownership (in percent)	50.00%

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.